UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Commodity Strategy Fund

Class I EIPCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,920,203,178
# of Portfolio Holdings (including derivatives)	94
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Short-Term Investments - U.S. Treasury Obligations
91.9%
Short-Term Investments - other
4.3%
Exchange-Traded Funds
3.8%

Table Summary
Value	Value
Exchange-Traded Funds	3.8%
Short-Term Investments - other	4.3%
Short-Term Investments - U.S. Treasury Obligations	91.9%

Commodity Exposure (% of net assets)

Table Summary
Agriculture	27.5%
Energy	24.4%
Industrial Metals	24.0%
Precious Metals	17.5%
Livestock	6.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EIPCX-TSR-SAR

Parametric Commodity Strategy Fund

Class A EAPCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,920,203,178
# of Portfolio Holdings (including derivatives)	94
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	3.8%
Short-Term Investments - other	4.3%
Short-Term Investments - U.S. Treasury Obligations	91.9%

Commodity Exposure (% of net assets)

Table Summary
Agriculture	27.5%
Energy	24.4%
Industrial Metals	24.0%
Precious Metals	17.5%
Livestock	6.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EAPCX-TSR-SAR

Eaton Vance Stock Fund

Class A EAERX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EAERX-TSR-SAR

Eaton Vance Stock Fund

Class C ECERX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECERX-TSR-SAR

Eaton Vance Stock Fund

Class I EIERX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$102,106,708
# of Portfolio Holdings (for Stock Portfolio)	58
Portfolio Turnover Rate (for Stock Portfolio)	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.5%
Materials	1.6%
Utilities	1.8%
Energy	3.4%
Consumer Staples	3.9%
Financials	9.2%
Consumer Discretionary	9.3%
Industrials	9.4%
Health Care	9.5%
Communication Services	12.3%
Information Technology	38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.5%
Alphabet, Inc., Class C	6.6%
Apple, Inc.	5.8%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.7%
Coca-Cola Co.	2.7%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EIERX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class A ETTGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ETTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class C ECTGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

ECTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class I EITMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$3,143,805,408
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EITMX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class A EXTGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EXTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class C EZTGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EZTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class I EITGX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Table Summary
Total Net Assets	$1,843,225,320
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	107
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

EITGX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Stock Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Stock Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Stock Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Investment in Stock Portfolio, at value (identified cost $42,696,367)	$102,147,606
Receivable for Fund shares sold	20,904
Receivable from affiliates	26,626
Other assets	20,835
Total assets	$102,215,971
Liabilities
Payable for Fund shares redeemed	$49,872
Payable to affiliates:
Distribution and service fees	17,056
Sub-transfer agency fee	3,137
Payable for transfer and dividend disbursing agent fees	6,741
Payable for legal and accounting services	26,943
Accrued expenses	5,514
Total liabilities	$109,263
Net Assets	$102,106,708
Sources of Net Assets
Paid-in capital	$57,794,812
Distributable earnings	44,311,896
Net Assets	$102,106,708
Class A Shares
Net Assets	$69,512,539
Shares Outstanding	3,015,908
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.05
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.33
Class C Shares
Net Assets	$3,473,329
Shares Outstanding	164,936
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.06
Class I Shares
Net Assets	$29,120,840
Shares Outstanding	1,256,301
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.18
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $6,123)	$402,500
Expenses allocated from Portfolio	(319,716)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	366
Total investment income from Portfolio	$83,150
Expenses
Distribution and service fees:
Class A	$83,782
Class C	17,944
Trustees’ fees and expenses	125
Custodian fee	10,289
Transfer and dividend disbursing agent fees	28,612
Legal and accounting services	34,752
Printing and postage	8,880
Registration fees	27,058
Miscellaneous	4,658
Total expenses	$216,100
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$70,535
Total expense reductions	$70,535
Net expenses	$145,565
Net investment loss	$(62,415)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$7,510,257
Foreign currency transactions	(483)
Net realized gain	$7,509,774
Change in unrealized appreciation (depreciation):
Investments	$(2,334,339)
Foreign currency	(25)
Net change in unrealized appreciation (depreciation)	$(2,334,364)
Net realized and unrealized gain	$5,175,410
Net increase in net assets from operations	$5,112,995
2
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(62,415)	$(192,412)
Net realized gain	7,509,774	6,151,724
Net change in unrealized appreciation (depreciation)	(2,334,364)	6,579,323
Net increase in net assets from operations	$5,112,995	$12,538,635
Distributions to shareholders:
Class A	$—	$(5,966,178)
Class C	—	(372,937)
Class I	—	(2,514,565)
Total distributions to shareholders	$—	$(8,853,680)
Transactions in shares of beneficial interest:
Class A	$(4,033,100)	$(81,217)
Class C	(835,799)	(181,922)
Class I	(2,030,695)	1,932,220
Net increase (decrease) in net assets from Fund share transactions	$(6,899,594)	$1,669,081
Net increase (decrease) in net assets	$(1,786,599)	$5,354,036
Net Assets
At beginning of period	$103,893,307	$98,539,271
At end of period	$102,106,708	$103,893,307
3
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$21.88	$21.05	$18.50	$17.51	$24.12	$22.12
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.02)	$(0.05)	$(0.02)	$0.05	$0.10	$0.05
Net realized and unrealized gain (loss)	1.19	2.84	5.66	4.14	(4.17)	4.96
Total income (loss) from operations	$1.17	$2.79	$5.64	$4.19	$(4.07)	$5.01
Less Distributions
From net investment income	$—	$—	$—	$(0.04)	$(0.12)	$(0.10)
From net realized gain	—	(1.96)	(3.09)	(3.16)	(2.42)	(2.91)
Total distributions	$—	$(1.96)	$(3.09)	$(3.20)	$(2.54)	$(3.01)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of period	$23.05	$21.88	$21.05	$18.50	$17.51	$24.12
Total Return(3)	5.35%(4)	13.24%	30.54%	24.02%	(16.78)%	22.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,513	$70,046	$67,594	$52,274	$46,464	$61,304
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.12%(7)	1.10%	1.08%	1.11%	1.11%	1.05%
Net expenses	0.98%(7)(8)	0.98%(8)	0.98%(8)	0.98%(8)	0.98%(8)	0.98%
Net investment income (loss)	(0.17)%(7)	(0.23)%	(0.09)%	0.26%	0.49%	0.20%
Portfolio Turnover of the Portfolio	28%(4)	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$20.06	$19.57	$17.49	$16.79	$23.23	$21.40
Income (Loss) From Operations
Net investment loss(1)	$(0.09)	$(0.20)	$(0.17)	$(0.09)	$(0.05)	$(0.13)
Net realized and unrealized gain (loss)	1.09	2.62	5.34	3.95	(4.01)	4.79
Total income (loss) from operations	$1.00	$2.42	$5.17	$3.86	$(4.06)	$4.66
Less Distributions
From net realized gain	$—	$(1.93)	$(3.09)	$(3.16)	$(2.38)	$(2.83)
Total distributions	$—	$(1.93)	$(3.09)	$(3.16)	$(2.38)	$(2.83)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of period	$21.06	$20.06	$19.57	$17.49	$16.79	$23.23
Total Return(3)	4.99%(4)	12.35%	29.61%	23.13%	(17.46)%	21.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,473	$4,158	$4,237	$5,027	$5,579	$7,418
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	1.87%(7)	1.85%	1.83%	1.86%	1.86%	1.80%
Net expenses	1.73%(7)(8)	1.73%(8)	1.73%(8)	1.73%(8)	1.73%(8)	1.73%
Net investment loss	(0.93)%(7)	(0.98)%	(0.85)%	(0.49)%	(0.27)%	(0.55)%
Portfolio Turnover of the Portfolio	28%(4)	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$21.98	$21.14	$18.52	$17.52	$24.14	$22.13
Income (Loss) From Operations
Net investment income(1)	$0.01	$0.00(2)	$0.03	$0.10	$0.15	$0.11
Net realized and unrealized gain (loss)	1.19	2.85	5.68	4.15	(4.18)	4.97
Total income (loss) from operations	$1.20	$2.85	$5.71	$4.25	$(4.03)	$5.08
Less Distributions
From net investment income	$—	$(0.05)	$—	$(0.09)	$(0.17)	$(0.16)
From net realized gain	—	(1.96)	(3.09)	(3.16)	(2.42)	(2.91)
Total distributions	$—	$(2.01)	$(3.09)	$(3.25)	$(2.59)	$(3.07)
Portfolio transaction fee, net(1)	$—	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of period	$23.18	$21.98	$21.14	$18.52	$17.52	$24.14
Total Return(3)	5.46%(4)	13.50%	30.89%	24.41%	(16.62)%	23.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,121	$29,689	$26,708	$22,182	$22,027	$32,558
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.87%(7)	0.85%	0.83%	0.86%	0.86%	0.80%
Net expenses	0.73%(7)(8)	0.73%(8)	0.73%(8)	0.73%(8)	0.73%(8)	0.73%
Net investment income	0.08%(7)	0.02%	0.15%	0.51%	0.73%	0.45%
Portfolio Turnover of the Portfolio	28%(4)	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.0% at June 30, 2026). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Stock Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2026, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $70,535 of the Fund’s operating expenses for the six months ended June 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $6,962 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,087 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $83,782 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2026, the Fund paid or accrued to EVD $13,458 for Class C shares.
8

Eaton Vance
Stock Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to $4,486 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the six months ended June 30, 2026, increases and decreases in the Fund's investment in the Portfolio aggregated $4,370,492 and $11,281,396, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	158,553	$3,561,419	200,735	$ 4,327,229
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	265,562	5,815,813
Redemptions	(344,087)	(7,594,519)	(475,335)	(10,224,259)
Net decrease	(185,534)	$(4,033,100)	(9,038)	$ (81,217)
Class C
Sales	8,472	$ 172,134	17,285	$ 348,931
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	18,554	372,937
Redemptions	(50,785)	(1,007,933)	(45,104)	(903,790)
Net decrease	(42,313)	$ (835,799)	(9,265)	$ (181,922)
Class I
Sales	172,747	$3,835,035	228,176	$ 4,971,247
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	114,299	2,514,565
Redemptions	(267,345)	(5,865,730)	(255,169)	(5,553,592)
Net increase (decrease)	(94,598)	$(2,030,695)	87,306	$ 1,932,220
9

Eaton Vance
Stock Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
10

Stock Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.8%
HEICO Corp.	23,839	$ 8,491,213
L3Harris Technologies, Inc.	18,556	5,392,188
		$ 13,883,401
Banks — 3.2%
JPMorgan Chase & Co.	75,829	$ 24,821,107
		$ 24,821,107
Beverages — 2.7%
Coca-Cola Co.	257,531	$ 20,929,544
		$ 20,929,544
Biotechnology — 2.7%
AbbVie, Inc.	63,707	$ 16,031,229
Argenx SE ADR(1)	5,257	4,877,287
		$ 20,908,516
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	154,374	$ 36,793,499
		$ 36,793,499
Building Products — 1.2%
Carrier Global Corp.	124,696	$ 9,146,452
		$ 9,146,452
Capital Markets — 2.7%
Evercore, Inc., Class A	13,800	$ 4,711,872
Intercontinental Exchange, Inc.	31,542	3,883,136
LPL Financial Holdings, Inc.	14,494	4,082,670
Tradeweb Markets, Inc., Class A	85,057	8,476,780
		$ 21,154,458
Chemicals — 1.6%
Linde PLC	24,546	$ 12,737,901
		$ 12,737,901
Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	25,474	$ 4,246,261
		$ 4,246,261
Security	Shares	Value
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	49,933	$ 8,482,618
		$ 8,482,618
Construction & Engineering — 0.8%
Primoris Services Corp.	61,784	$ 6,124,030
		$ 6,124,030
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	88,485	$ 10,021,811
		$ 10,021,811
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., Class A(1)	20,252	$ 3,460,257
		$ 3,460,257
Electric Utilities — 1.8%
Entergy Corp.	49,522	$ 5,688,097
IDACORP, Inc.	53,318	8,067,013
		$ 13,755,110
Electrical Equipment — 4.4%
AMETEK, Inc.	37,921	$ 9,174,607
Eaton Corp. PLC	36,121	15,391,881
Siemens Energy AG	53,259	10,153,374
		$ 34,719,862
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	79,739	$ 14,059,580
		$ 14,059,580
Entertainment — 3.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	44,608	$ 4,244,005
Live Nation Entertainment, Inc.(1)	52,571	9,626,276
Netflix, Inc.(1)	138,370	9,879,618
		$ 23,749,899
Financial Services — 3.3%
Rocket Cos., Inc., Class A(1)	316,838	$ 4,990,199
Visa, Inc., Class A	62,138	21,318,926
		$ 26,309,125
Health Care Providers & Services — 2.5%
Quest Diagnostics, Inc.	26,130	$ 5,538,254
UnitedHealth Group, Inc.	33,726	14,017,537
		$ 19,555,791

11
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Domino's Pizza, Inc.	25,403	$ 7,520,304
Marriott International, Inc., Class A	27,092	10,040,024
		$ 17,560,328
Interactive Media & Services — 8.8%
Alphabet, Inc., Class C	145,739	$ 51,493,961
Meta Platforms, Inc., Class A	31,123	17,531,275
		$ 69,025,236
Machinery — 0.8%
Parker-Hannifin Corp.	6,088	$ 5,954,795
		$ 5,954,795
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	119,850	$ 12,459,606
EQT Corp.	80,015	4,254,398
Valero Energy Corp.	36,810	9,586,796
		$ 26,300,800
Pharmaceuticals — 4.3%
Eli Lilly & Co.	18,059	$ 21,660,506
Johnson & Johnson	48,417	12,296,466
		$ 33,956,972
Real Estate Management & Development — 0.5%
FirstService Corp.	28,236	$ 4,012,618
		$ 4,012,618
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.(1)	23,201	$ 13,477,693
Analog Devices, Inc.	27,507	10,924,955
Broadcom, Inc.	83,073	31,380,826
Cerebras Systems, Inc., Class A(1)	13,773	3,043,833
Lam Research Corp.	43,568	18,879,321
Micron Technology, Inc.	15,041	17,361,676
NVIDIA Corp.	334,299	66,889,887
		$161,958,191
Software — 7.7%
Microsoft Corp.	102,129	$ 38,096,160
Palo Alto Networks, Inc.(1)	41,025	13,990,346
Synopsys, Inc.(1)	18,135	8,089,479
		$ 60,175,985
Security	Shares	Value
Specialized REITs — 1.0%
Iron Mountain, Inc.	61,848	$ 7,812,021
		$ 7,812,021
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	26,860	$ 8,509,248
TJX Cos., Inc.	69,257	10,492,435
		$ 19,001,683
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	157,325	$ 45,523,562
Seagate Technology Holdings PLC	9,278	8,953,270
		$ 54,476,832
Total Common Stocks (identified cost $413,025,470)		$785,094,683

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	388,125	$ 388,125
Total Short-Term Investments (identified cost $388,125)		$ 388,125
Total Investments — 100.0% (identified cost $413,413,595)		$785,482,808
Other Assets, Less Liabilities — (0.0)%†		$ (168,443)
Net Assets — 100.0%		$785,314,365
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

12
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $413,025,470)	$785,094,683
Affiliated investments, at value (identified cost $388,125)	388,125
Cash	50,586
Dividends receivable	235,301
Dividends receivable from affiliated investments	15,947
Tax reclaims receivable	7,894
Trustees' deferred compensation plan	76,404
Total assets	$785,868,940
Liabilities
Payable to affiliates:
Investment adviser fee	$379,153
Trustees' fees	11,110
Trustees' deferred compensation plan	76,404
Payable for custodian fee	45,188
Payable for legal and accounting services	33,286
Accrued expenses	9,434
Total liabilities	$554,575
Net Assets applicable to investors' interest in Portfolio	$785,314,365
13
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $47,666)	$3,045,221
Dividend income from affiliated investments	72,995
Total investment income	$3,118,216
Expenses
Investment adviser fee	$2,273,277
Trustees’ fees and expenses	21,287
Custodian fee	94,809
Legal and accounting services	67,092
Miscellaneous	13,953
Total expenses	$2,470,418
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,837
Total expense reductions	$2,837
Net expenses	$2,467,581
Net investment income	$650,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$58,054,137
Foreign currency transactions	(3,737)
Net realized gain	$58,050,400
Change in unrealized appreciation (depreciation):
Investments	$(17,515,133)
Foreign currency	(192)
Net change in unrealized appreciation (depreciation)	$(17,515,325)
Net realized and unrealized gain	$40,535,075
Net increase in net assets from operations	$41,185,710
14
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$650,635	$870,930
Net realized gain	58,050,400	46,070,582
Net change in unrealized appreciation (depreciation)	(17,515,325)	50,472,435
Net increase in net assets from operations	$41,185,710	$97,413,947
Capital transactions:
Contributions	$6,511,668	$20,295,470
Withdrawals	(59,542,019)	(67,501,353)
Net decrease in net assets from capital transactions	$(53,030,351)	$(47,205,883)
Net increase (decrease) in net assets	$(11,844,641)	$50,208,064
Net Assets
At beginning of period	$797,159,006	$746,950,942
At end of period	$785,314,365	$797,159,006
15
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%(2)	0.64%	0.63%	0.64%	0.64%	0.63%
Net expenses	0.64%(2)(3)	0.64%(3)	0.63%(3)	0.64%(3)	0.64%(3)	0.63%
Net investment income	0.17%(2)	0.11%	0.25%	0.60%	0.82%	0.55%
Portfolio Turnover	28%(4)	42%	44%	44%	52%	44%
Total Return	5.54%(4)	13.48%	30.99%	24.43%	(16.49)%	23.21%
Net assets, end of period (000’s omitted)	$785,314	$797,159	$746,951	$594,482	$550,036	$871,310
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(4)	Not annualized.
16
See Notes to Financial Statements.

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.0% and 87.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
17

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $2,273,277 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $2,837 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $216,388,420 and $266,303,015, respectively, for the six months ended June 30, 2026.
18

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$415,482,335
Gross unrealized appreciation	$382,547,712
Gross unrealized depreciation	(12,547,239)
Net unrealized appreciation	$370,000,473
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
6   Affiliated Investments
At June 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $388,125, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,042,492	$70,882,128	$(73,536,495)	$ —	$ —	$388,125	$72,995	388,125
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
19

Stock Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 96,235,392	$ —	$ —	$ 96,235,392
Consumer Discretionary	73,355,510	—	—	73,355,510
Consumer Staples	30,951,355	—	—	30,951,355
Energy	26,300,800	—	—	26,300,800
Financials	72,284,690	—	—	72,284,690
Health Care	74,421,279	—	—	74,421,279
Industrials	63,921,427	10,153,374	—	74,074,801
Information Technology	299,153,206	—	—	299,153,206
Materials	12,737,901	—	—	12,737,901
Real Estate	11,824,639	—	—	11,824,639
Utilities	13,755,110	—	—	13,755,110
Total Common Stocks	$774,941,309	$10,153,374*	$ —	$785,094,683
Short-Term Investments	$ 388,125	$ —	$ —	$ 388,125
Total Investments	$775,329,434	$ 10,153,374	$ —	$785,482,808
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
20

Eaton Vance
Stock Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
21

Eaton Vance
Stock Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Stock Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to
22

Eaton Vance
Stock Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
23

Eaton Vance
Stock Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
24

EAERX-NCSR    6.30.26

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Statements of Assets and Liabilities (Unaudited)

	June 30, 2026
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Assets
Investment in Tax-Managed Growth Portfolio, at value	$3,146,070,529	$1,844,518,586
Receivable for Fund shares sold	241,839	30,665
Other receivables	58,159	26,683
Total assets	$3,146,370,527	$1,844,575,934
Liabilities
Payable for Fund shares redeemed	$1,897,563	$784,640
Payable to affiliates:
Administration fee	—	225,601
Distribution and service fees	531,840	300,629
Sub-transfer agency fee	51,454	18,337
Accrued expenses	84,262	21,407
Total liabilities	$2,565,119	$1,350,614
Net Assets	$3,143,805,408	$1,843,225,320
Sources of Net Assets
Paid-in capital	$1,109,685,803	$829,308,176
Distributable earnings	2,034,119,605	1,013,917,144
Net Assets	$3,143,805,408	$1,843,225,320
Class A Shares
Net Assets	$2,587,140,221	$1,236,498,414
Shares Outstanding	18,213,941	19,149,376
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$142.04	$64.57
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$149.91	$68.15
Class C Shares
Net Assets	$4,615,597	$58,948,140
Shares Outstanding	37,144	969,204
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$124.26	$60.82
Class I Shares
Net Assets	$552,049,590	$547,778,766
Shares Outstanding	4,189,464	8,447,598
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$131.77	$64.84
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Statements of Operations (Unaudited)

	Six Months Ended June 30, 2026
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes, $57,240 and $33,352, respectively)	$13,579,942	$7,922,758
Expenses allocated from Portfolio	(6,279,818)	(3,664,707)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	10,781	6,293
Total investment income from Portfolio	$7,310,905	$4,264,344
Expenses
Administration fee	$—	$1,305,202
Distribution and service fees:
Class A	3,078,506	1,464,014
Class C	22,776	282,908
Custodian fee	32,580	32,399
Transfer and dividend disbursing agent fees	378,776	192,747
Professional fees	48,337	35,762
Printing and postage	18,462	12,308
Registration fees	26,969	10,317
ReFlow liquidity program fees	63,175	26,172
Miscellaneous	11,222	8,507
Total expenses	$3,680,803	$3,370,336
Net investment income	$3,630,102	$894,008
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$141,763,872	$82,599,099
Written options	101,880	59,122
Foreign currency transactions	5	3
Net realized gain	$141,865,757	$82,658,224
Change in unrealized appreciation (depreciation):
Investments	$83,365,884	$48,800,056
Written options	286,171	166,363
Foreign currency	(2,312)	(1,361)
Net change in unrealized appreciation (depreciation)	$83,649,743	$48,965,058
Net realized and unrealized gain	$225,515,500	$131,623,282
Net increase in net assets from operations	$229,145,602	$132,517,290

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Statements of Changes in Net Assets

	Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,630,102	$6,868,578
Net realized gain	141,865,757	126,469,941
Net change in unrealized appreciation (depreciation)	83,649,743	303,290,202
Net increase in net assets from operations	$229,145,602	$436,628,721
Distributions to shareholders:
Class A	$—	$(72,085,239)
Class C	—	(149,335)
Class I	—	(17,206,797)
Total distributions to shareholders	$—	$(89,441,371)
Transactions in shares of beneficial interest:
Class A	$(72,134,759)	$(72,150,415)
Class C	(455,019)	(1,037,216)
Class I	7,930,326	21,981,675
Net decrease in net assets from Fund share transactions	$(64,659,452)	$(51,205,956)
Net increase in net assets	$164,486,150	$295,981,394
Net Assets
At beginning of period	$2,979,319,258	$2,683,337,864
At end of period	$3,143,805,408	$2,979,319,258

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Statements of Changes in Net Assets — continued

	Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$894,008	$1,592,909
Net realized gain	82,658,224	72,528,452
Net change in unrealized appreciation (depreciation)	48,965,058	174,782,032
Net increase in net assets from operations	$132,517,290	$248,903,393
Distributions to shareholders:
Class A	$—	$(24,409,667)
Class C	—	(1,244,445)
Class I	—	(11,718,557)
Total distributions to shareholders	$—	$(37,372,669)
Transactions in shares of beneficial interest:
Class A	$(22,921,352)	$(13,460,071)
Class C	(2,233,852)	(3,630,227)
Class I	3,002,415	18,616,989
Net increase (decrease) in net assets from Fund share transactions	$(22,152,789)	$1,526,691
Net increase in net assets	$110,364,501	$213,057,415
Net Assets
At beginning of period	$1,732,860,819	$1,519,803,404
At end of period	$1,843,225,320	$1,732,860,819

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$131.78	$116.37	$94.95	$74.46	$93.81	$75.51
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.25	$0.42	$0.55	$0.49	$0.34
Net realized and unrealized gain (loss)	10.13	19.09	23.46	20.49	(19.36)	18.29
Total income (loss) from operations	$10.26	$19.34	$23.88	$21.04	$(18.87)	$18.63
Less Distributions
From net investment income	$—	$(0.25)	$(0.41)	$(0.55)	$(0.48)	$(0.33)
From net realized gain	—	(3.68)	(2.05)	—	—	—
Total distributions	$—	$(3.93)	$(2.46)	$(0.55)	$(0.48)	$(0.33)
Net asset value — End of period	$142.04	$131.78	$116.37	$94.95	$74.46	$93.81
Total Return(2)	7.79%(3)	16.66%	25.16%	28.24%	(20.11)%	24.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,587,140	$2,470,911	$2,252,700	$1,921,882	$1,598,685	$2,108,253
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.71%(6)	0.72%	0.72%	0.74%	0.74%	0.73%
Net expenses	0.71%(6)(7)	0.72%(7)	0.72%(7)	0.74%(7)	0.74%(7)	0.73%
Net investment income	0.20%(6)	0.21%	0.39%	0.65%	0.62%	0.40%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$115.72	$103.16	$84.70	$66.54	$83.92	$67.81
Income (Loss) From Operations
Net investment loss(1)	$(0.32)	$(0.59)	$(0.35)	$(0.07)	$(0.10)	$(0.27)
Net realized and unrealized gain (loss)	8.86	16.83	20.86	18.23	(17.28)	16.38
Total income (loss) from operations	$8.54	$16.24	$20.51	$18.16	$(17.38)	$16.11
Less Distributions
From net realized gain	$—	$(3.68)	$(2.05)	$—	$—	$—
Total distributions	$—	$(3.68)	$(2.05)	$—	$—	$—
Net asset value — End of period	$124.26	$115.72	$103.16	$84.70	$66.54	$83.92
Total Return(2)	7.38%(3)	15.79%	24.23%	27.28%	(20.71)%	23.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,616	$4,749	$5,237	$5,935	$5,665	$8,801
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.46%(6)	1.47%	1.47%	1.49%	1.49%	1.48%
Net expenses	1.46%(6)(7)	1.47%(7)	1.47%(7)	1.49%(7)	1.49%(7)	1.48%
Net investment loss	(0.55)%(6)	(0.54)%	(0.36)%	(0.10)%	(0.14)%	(0.35)%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$122.10	$108.08	$88.32	$69.29	$87.38	$70.35
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.52	$0.65	$0.71	$0.64	$0.51
Net realized and unrealized gain (loss)	9.39	17.74	21.84	19.09	(18.05)	17.07
Total income (loss) from operations	$9.67	$18.26	$22.49	$19.80	$(17.41)	$17.58
Less Distributions
From net investment income	$—	$(0.56)	$(0.68)	$(0.77)	$(0.68)	$(0.55)
From net realized gain	—	(3.68)	(2.05)	—	—	—
Total distributions	$—	$(4.24)	$(2.73)	$(0.77)	$(0.68)	$(0.55)
Net asset value — End of period	$131.77	$122.10	$108.08	$88.32	$69.29	$87.38
Total Return(2)	7.92%(3)	16.95%	25.48%	28.56%	(19.92)%	25.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$552,050	$503,659	$425,400	$331,018	$240,211	$297,628
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.46%(6)	0.46%	0.46%	0.50%	0.49%	0.48%
Net expenses	0.46%(6)(7)	0.46%(7)	0.46%(7)	0.50%(7)	0.49%(7)	0.48%
Net investment income	0.45%(6)	0.45%	0.64%	0.90%	0.87%	0.64%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$59.95	$52.57	$42.72	$33.50	$42.19	$33.95
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.03	$0.11	$0.19	$0.17	$0.09
Net realized and unrealized gain (loss)	4.60	8.62	10.54	9.22	(8.70)	8.22
Total income (loss) from operations	$4.62	$8.65	$10.65	$9.41	$(8.53)	$8.31
Less Distributions
From net investment income	$—	$(0.02)	$(0.10)	$(0.19)	$(0.16)	$(0.07)
From net realized gain	—	(1.25)	(0.70)	—	—	—
Total distributions	$—	$(1.27)	$(0.80)	$(0.19)	$(0.16)	$(0.07)
Net asset value — End of period	$64.57	$59.95	$52.57	$42.72	$33.50	$42.19
Total Return(2)	7.71%(3)	16.49%	24.96%	28.05%	(20.23)%	24.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,236,498	$1,170,621	$1,040,208	$854,181	$689,946	$894,809
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.86%(6)	0.87%	0.87%	0.89%	0.89%	0.88%
Net expenses	0.86%(6)(7)	0.87%(7)	0.87%(7)	0.89%(7)	0.89%(7)	0.88%
Net investment income	0.05%(6)	0.05%	0.23%	0.51%	0.46%	0.24%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$56.68	$50.12	$40.98	$32.24	$40.72	$32.96
Income (Loss) From Operations
Net investment loss(1)	$(0.20)	$(0.37)	$(0.24)	$(0.09)	$(0.10)	$(0.19)
Net realized and unrealized gain (loss)	4.34	8.18	10.08	8.83	(8.38)	7.95
Total income (loss) from operations	$4.14	$7.81	$9.84	$8.74	$(8.48)	$7.76
Less Distributions
From net realized gain	$—	$(1.25)	$(0.70)	$—	$—	$—
Total distributions	$—	$(1.25)	$(0.70)	$—	$—	$—
Net asset value — End of period	$60.82	$56.68	$50.12	$40.98	$32.24	$40.72
Total Return(2)	7.30%(3)	15.62%	24.01%	27.11%	(20.83)%	23.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,948	$57,121	$53,953	$47,967	$43,673	$61,484
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.61%(6)	1.62%	1.62%	1.64%	1.65%	1.63%
Net expenses	1.61%(6)(7)	1.62%(7)	1.62%(7)	1.64%(7)	1.65%(7)	1.63%
Net investment loss	(0.70)%(6)	(0.70)%	(0.52)%	(0.24)%	(0.29)%	(0.51)%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$60.13	$52.72	$42.82	$33.58	$42.29	$34.03
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.17	$0.24	$0.29	$0.26	$0.19
Net realized and unrealized gain (loss)	4.62	8.65	10.58	9.24	(8.72)	8.24
Total income (loss) from operations	$4.71	$8.82	$10.82	$9.53	$(8.46)	$8.43
Less Distributions
From net investment income	$—	$(0.16)	$(0.22)	$(0.29)	$(0.25)	$(0.17)
From net realized gain	—	(1.25)	(0.70)	—	—	—
Total distributions	$—	$(1.41)	$(0.92)	$(0.29)	$(0.25)	$(0.17)
Net asset value — End of period	$64.84	$60.13	$52.72	$42.82	$33.58	$42.29
Total Return(2)	7.83%(3)	16.77%	25.27%	28.37%	(20.01)%	24.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$547,779	$505,120	$425,642	$337,129	$260,923	$326,586
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.61%(6)	0.62%	0.62%	0.64%	0.64%	0.63%
Net expenses	0.61%(6)(7)	0.62%(7)	0.62%(7)	0.64%(7)	0.64%(7)	0.63%
Net investment income	0.30%(6)	0.30%	0.48%	0.75%	0.72%	0.49%
Portfolio Turnover of the Portfolio(8)	11%(3)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(8)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of each Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (44.9% and 26.3% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2026). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—Each Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of each Fund.
C  Federal and Other Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2025, Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2 have net capital losses of $2,595,356 and $1,036,689, respectively, attributable to security transactions incurred after October 31, 2025 that they have elected to defer. These net capital losses are treated as arising on the first day of the Funds' taxable year ending December 31, 2026.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2026, the Funds incurred no investment adviser fee on such assets. To the extent each Fund’s assets are invested in the Portfolio, each Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the administrator of the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and an administration fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2026, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $1,305,202.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for six months ended June 30, 2026 were as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
EVM's Sub-Transfer Agent Fees	$107,506	$39,639
EVD's Class A Sales Charges	$6,621	$35,052
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —(1)	$2,927
(1)	Amount is less than $100.
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 for Class A shares amounted to the following:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A Distribution and Service Fees	$3,078,506	$1,464,014
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended June 30, 2026, the Funds paid or accrued to EVD the following distribution fees for Class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Distribution Fees	$17,082	$212,181
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2026 amounted to the following for Class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Service Fees	$5,694	$70,727
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A	$ —	$ —
Class C	$ —(1)	$1,873
(1)	Amount is less than $100.
6  Investment Transactions
For the six months ended June 30, 2026, increases and decreases in each Fund's investments in the Portfolio aggregated, as follows:
Fund	Increases	Decreases
Tax-Managed Growth Fund 1.1	$458,409	$68,049,966
Tax-Managed Growth Fund 1.2	$3,968,164	$28,847,496
Decreases in each Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:
Fund	Redemptions in-kind
Tax-Managed Growth Fund 1.1	$39,873,295
Tax-Managed Growth Fund 1.2	$16,590,338
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2026 (Unaudited)			Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	30,243	$ 4,081,482	88,515	$ 11,294,213
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	476,171	61,916,487
Redemptions	(566,858)	(76,216,241)	(1,172,048)	(145,361,115)
Net decrease	(536,615)	$(72,134,759)	(607,362)	$(72,150,415)

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.1 (continued)
	Six Months Ended June 30, 2026 (Unaudited)			Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	503	$ 59,082	1,592	$ 173,867
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	869	99,281
Redemptions	(4,401)	(514,101)	(12,189)	(1,310,364)
Net decrease	(3,898)	$ (455,019)	(9,728)	$ (1,037,216)
Class I
Sales	516,238	$64,462,758	1,003,266	$115,277,728
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	124,111	14,951,612
Redemptions	(451,718)	(56,532,432)	(938,523)	(108,247,665)
Net increase	64,520	$ 7,930,326	188,854	$ 21,981,675
Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2026 (Unaudited)			Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	301,494	$18,619,281	667,199	$37,137,047
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	372,682	22,047,851
Redemptions	(678,579)	(41,540,633)	(1,298,724)	(72,644,969)
Net decrease	(377,085)	$(22,921,352)	(258,843)	$(13,460,071)
Class C
Sales	86,091	$ 4,973,944	204,644	$10,670,705
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	20,730	1,159,870
Redemptions	(124,677)	(7,207,796)	(293,958)	(15,460,802)
Net decrease	(38,586)	$(2,233,852)	(68,584)	$(3,630,227)
Class I
Sales	599,534	$36,845,132	1,259,852	$70,797,192
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	185,370	10,998,018
Redemptions	(552,335)	(33,842,717)	(1,118,586)	(63,178,221)
Net increase	47,199	$ 3,002,415	326,636	$18,616,989

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co.(1)	387,446	$ 83,870,436
General Dynamics Corp.	37,550	13,301,712
General Electric Co.	163,119	60,962,464
Northrop Grumman Corp.	16,117	8,208,549
RTX Corp.	156,984	29,784,574
		$ 196,127,735
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	68,737	$ 12,945,927
		$ 12,945,927
Automobiles — 0.5%
Tesla, Inc.(1)(2)	79,000	$ 33,227,400
		$ 33,227,400
Banks — 4.0%
Bank of America Corp.	459,518	$ 26,183,336
Cullen/Frost Bankers, Inc.	92,000	14,215,840
Fifth Third Bancorp	479,735	27,042,662
JPMorgan Chase & Co.	514,622	168,451,219
Truist Financial Corp.	204,576	10,191,976
Wells Fargo & Co.	446,596	36,906,694
		$ 282,991,727
Beverages — 0.2%
Monster Beverage Corp.(1)	139,633	$ 13,421,524
		$ 13,421,524
Biotechnology — 2.3%
AbbVie, Inc.	213,103	$ 53,625,239
Amgen, Inc.	97,100	35,161,852
Argenx SE ADR(1)	41,279	38,297,418
Vertex Pharmaceuticals, Inc.(1)	64,684	32,130,483
		$ 159,214,992
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	1,595,700	$ 380,319,138
		$ 380,319,138
Security	Shares	Value
Building Products — 0.3%
Carrier Global Corp.	277,214	$ 20,333,647
		$ 20,333,647
Capital Markets — 3.6%
Bank of New York Mellon Corp.	99,966	$ 14,456,083
Blackrock, Inc.	7,289	7,008,811
Cboe Global Markets, Inc.	75,857	18,408,218
Charles Schwab Corp.	371,381	34,267,325
CME Group, Inc.	6,910	1,525,935
Goldman Sachs Group, Inc.	123,352	124,754,512
Intercontinental Exchange, Inc.	59,621	7,339,942
Moody's Corp.	66,944	30,320,277
S&P Global, Inc.	32,008	13,035,578
		$ 251,116,681
Chemicals — 1.2%
DuPont de Nemours, Inc.	38,801	$ 5,262,968
Ecolab, Inc.	110,020	30,652,672
Linde PLC	72,347	37,543,752
Sherwin-Williams Co.	32,982	11,356,362
		$ 84,815,754
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	57,850	$ 9,643,016
Waste Management, Inc.	202,192	45,064,553
		$ 54,707,569
Communications Equipment — 2.8%
Arista Networks, Inc.(1)	628,622	$ 106,790,305
Ciena Corp.(1)	75,000	36,792,000
Cisco Systems, Inc.	434,703	51,060,215
		$ 194,642,520
Consumer Finance — 1.0%
American Express Co.	120,073	$ 40,614,692
Capital One Financial Corp.	147,637	29,618,935
		$ 70,233,627
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	81,331	$ 76,082,711
Walmart, Inc.	789,500	89,418,770
		$ 165,501,481

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.7%
Duke Energy Corp.	378,733	$ 47,940,023
		$ 47,940,023
Electrical Equipment — 1.2%
AMETEK, Inc.	76,862	$ 18,595,992
Emerson Electric Co.	269,079	38,518,659
Rockwell Automation, Inc.	50,722	25,111,448
		$ 82,226,099
Entertainment — 1.2%
Netflix, Inc.(1)	1,159,840	$ 82,812,576
		$ 82,812,576
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	345,759	$ 173,014,346
Mastercard, Inc., Class A	88,635	45,522,936
Visa, Inc., Class A	212,810	73,012,983
		$ 291,550,265
Ground Transportation — 2.0%
Norfolk Southern Corp.	60,919	$ 19,164,508
Uber Technologies, Inc.(1)	1,151,498	83,092,096
Union Pacific Corp.	148,572	40,411,584
		$ 142,668,188
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	260,303	$ 23,619,894
Boston Scientific Corp.(1)	289,826	12,369,774
GE HealthCare Technologies, Inc.	131,581	8,422,500
Intuitive Surgical, Inc.(1)	101,205	40,247,204
Stryker Corp.	72,313	22,767,025
		$ 107,426,397
Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	64,083	$ 24,985,321
		$ 24,985,321
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	395,675	$ 70,525,112
Marriott International, Inc., Class A	140,779	52,171,290
Starbucks Corp.	346,286	35,386,966
		$ 158,083,368
Household Products — 1.0%
Colgate-Palmolive Co.	397,371	$ 36,430,973
Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	209,462	$ 30,715,508
		$ 67,146,481
Insurance — 0.8%
Aflac, Inc.	125,972	$ 14,770,217
Arthur J. Gallagher & Co.	47,054	10,802,187
Progressive Corp.	151,029	32,992,285
		$ 58,564,689
Interactive Media & Services — 11.6%
Alphabet, Inc., Class A	810,488	$ 289,644,097
Alphabet, Inc., Class C	815,935	288,294,313
Meta Platforms, Inc., Class A	423,389	238,490,790
		$ 816,429,200
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	151,400	$ 20,110,462
Danaher Corp.	18,861	3,592,643
		$ 23,703,105
Machinery — 2.6%
Caterpillar, Inc.	65,050	$ 69,271,745
Deere & Co.	32,269	20,469,195
Dover Corp.	90,009	20,187,218
Illinois Tool Works, Inc.	143,086	38,700,470
Parker-Hannifin Corp.	31,857	31,159,969
		$ 179,788,597
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.(1)	328,489	$ 11,543,104
Cheniere Energy, Inc.	99,852	23,865,627
ConocoPhillips	192,395	20,001,384
Exxon Mobil Corp.	537,165	73,441,199
Marathon Petroleum Corp.	69,217	17,696,710
Phillips 66	51,669	8,734,644
		$ 155,282,668
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	432,876	$ 24,942,315
Eli Lilly & Co.	119,190	142,960,062
Johnson & Johnson	245,520	62,354,714
Merck & Co., Inc.	202,773	26,056,331
		$ 256,313,422

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc.(1)(2)	320,000	$ 185,891,200
Analog Devices, Inc.	133,698	53,100,835
Applied Materials, Inc.	187,182	135,332,586
ASML Holding NV	25,500	50,730,720
Broadcom, Inc.	615,160	232,376,690
Lam Research Corp.	242,416	105,046,125
Micron Technology, Inc.	113,000	130,434,770
NVIDIA Corp.	3,184,055	637,097,565
Texas Instruments, Inc.	209,452	62,431,357
		$1,592,441,848
Software — 6.3%
Cadence Design Systems, Inc.(1)	83,984	$ 31,520,875
Microsoft Corp.	663,995	247,683,415
Palo Alto Networks, Inc.(1)(2)	400,264	136,498,029
ServiceNow, Inc.(1)	276,290	27,430,071
		$ 443,132,390
Specialty Retail — 2.4%
Lowe's Cos., Inc.	212,443	$ 46,841,557
O'Reilly Automotive, Inc.(1)	666,000	61,331,940
Ross Stores, Inc.	135,705	28,884,809
TJX Cos., Inc.	219,657	33,278,036
		$ 170,336,342
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,174,285	$ 339,791,108
		$ 339,791,108
Tobacco — 0.3%
Philip Morris International, Inc.	114,352	$ 20,687,420
		$ 20,687,420
Total Common Stocks (identified cost $1,802,667,245)		$6,980,909,229

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	26,504,953	$ 26,504,953
Total Short-Term Investments (identified cost $26,504,953)		$ 26,504,953
Total Purchased Call Options — 0.0%† (identified cost $4,931,893)		$ 4,684,700
Total Investments — 100.1% (identified cost $1,834,104,091)		$7,012,098,882
Total Written Options — (0.1)% (premiums received $8,932,743)		$ (8,298,030)
Other Assets, Less Liabilities — 0.0%†		$ 417,430
Net Assets — 100.0%		$7,004,218,282
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.

Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$33,227,400	$420	12/18/26	$4,684,700
Total					$4,684,700
[†] Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Advanced Micro Devices, Inc.	450	$26,140,950	$610	7/17/26	$(1,131,300)
Lam Research Corp.	500	21,666,500	380	7/31/26	(3,836,500)
Palo Alto Networks, Inc.	920	31,373,840	360	7/2/26	(80,960)
Tesla, Inc.	790	33,227,400	500	12/18/26	(2,477,440)
Total					$(7,526,200)
Written Put Options (Exchange-Traded) — (0.0)%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$33,227,400	$300	12/18/26	$(771,830)
Total					$(771,830)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,807,599,138)	$6,985,593,929
Affiliated investments, at value (identified cost $26,504,953)	26,504,953
Dividends receivable	1,111,427
Dividends receivable from affiliated investments	81,986
Receivable for investments sold	1,512,685
Tax reclaims receivable	269,014
Trustees' deferred compensation plan	337,397
Total assets	$7,015,411,391
Liabilities
Written options outstanding, at value (premiums received $8,932,743)	$8,298,030
Payable to affiliates:
Investment adviser fee	2,265,523
Trustees' deferred compensation plan	337,397
Accrued expenses	292,159
Total liabilities	$11,193,109
Net Assets applicable to investors' interest in Portfolio	$7,004,218,282

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $127,415)	$29,613,329
Dividend income from affiliated investments	608,551
Total investment income	$30,221,880
Expenses
Investment adviser fee	$13,212,259
Custodian fee	494,311
Professional fees	114,078
Miscellaneous	155,161
Total expenses	$13,975,809
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$23,988
Total expense reductions	$23,988
Net expenses	$13,951,821
Net investment income	$16,270,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$315,826,967(1)
Written options	226,307
Foreign currency transactions	11
Net realized gain	$316,053,285
Change in unrealized appreciation (depreciation):
Investments	$185,007,298
Written options	634,713
Foreign currency	(5,148)
Net change in unrealized appreciation (depreciation)	$185,636,863
Net realized and unrealized gain	$501,690,148
Net increase in net assets from operations	$517,960,207
(1)	Aggregate amount includes $73,601,467 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$16,270,059	$31,026,483
Net realized gain	316,053,285	281,755,500
Net change in unrealized appreciation (depreciation)	185,636,863	676,424,046
Net increase in net assets from operations	$517,960,207	$989,206,029
Capital transactions:
Contributions	$4,426,573	$20,278,566
Withdrawals	(161,532,534)	(335,122,225)
Net decrease in net assets from capital transactions	$(157,105,961)	$(314,843,659)
Net increase in net assets	$360,854,246	$674,362,370
Net Assets
At beginning of period	$6,643,364,036	$5,969,001,666
At end of period	$7,004,218,282	$6,643,364,036

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.42%(2)	0.42%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.42%(2)(3)	0.42%(3)	0.43%(3)	0.43%(3)	0.43%(3)	0.43%
Net investment income	0.49%(2)	0.50%	0.67%	0.95%	0.93%	0.69%
Portfolio Turnover(4)	11%(5)	14%	7%	7%	3%	1%
Total Return	7.87%(5)	16.99%	25.51%	28.67%	(19.86)%	25.05%
Net assets, end of period (000’s omitted)	$7,004,218	$6,643,364	$5,969,002	$5,034,871	$30,593,062	$37,312,610
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(4)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.
(5)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interest holders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.4%, 44.9%, 26.3%, and 4.4% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies.Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $13,212,259 or 0.40% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $23,988 relating to the Portfolio’s investment in the Liquidity Fund.
BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement with BMR terminated on January 14, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed for the six months ended June 30, 2026.
Officers and Trustees of the Portfolio who are members of Eaton Vance Management’s (EVM) or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $731,189,142 and $796,321,148, respectively, for the six months ended June 30, 2026. In addition, investments having an aggregate market value of $93,678,397 were distributed in payment for capital withdrawals during the six months ended June 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,825,300,189
Gross unrealized appreciation	$5,045,734,040
Gross unrealized depreciation	(387,935)
Net unrealized appreciation	$5,045,346,105

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2025, the portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2026, the Portfolio entered into purchased and written option contracts as a substitute for purchasing or selling securities.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity risk June 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Purchased options	$4,684,700	$ —
Written options	—	(8,298,030)
Total	$4,684,700	$(8,298,030)
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Purchased options	$ —	$(247,193)
Written options	226,307	634,713
Total	$226,307	$387,520
(1)	Statement of Operations location: Net realized gain (loss) - Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Investments and Written options, respectively.
The average number of purchased and written options contracts outstanding during the six months ended June 30, 2026, which is indicative of the volume of these derivative types, were approximately 451 and 1,576 contracts, respectively.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2026, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $26,504,953, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,846,172	$223,399,683	$(199,740,902)	$ —	$ —	$26,504,953	$608,551	26,504,953
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,980,909,229*	$ —	$ —	$6,980,909,229
Short-Term Investments	26,504,953	—	—	26,504,953
Purchased Call Options	4,684,700	—	—	4,684,700
Total Investments	$7,012,098,882	$ —	$ —	$7,012,098,882
Liability Description
Written Call Options	$ (7,526,200)	$ —	$ —	$ (7,526,200)
Written Put Options	(771,830)	—	—	(771,830)
Total	$ (8,298,030)	$ —	$ —	$ (8,298,030)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2026
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2026
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board also considered, among other things, after-tax total returns relative to the Fund’s peer group for the three- and five-year periods. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

ETTGX-NCSR    6.30.26

Parametric
Commodity Strategy Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Parametric
Commodity Strategy Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 3.5%
Security	Shares	Value
Commodity Funds — 3.5%
SPDR Gold MiniShares Trust(1)	1,277,000	$ 101,419,341
Total Exchange-Traded Funds (identified cost $43,895,733)		$ 101,419,341

Short-Term Investments — 86.9%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	114,382,220	$ 114,382,220
Total Affiliated Fund (identified cost $114,382,220)		$ 114,382,220

U.S. Treasury Obligations — 83.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/9/26	$40,000	$ 39,967,720
0.00%, 10/1/26	53,728	53,215,853
0.00%, 10/29/26	40,000	39,499,167
0.00%, 1/21/27	18,978	18,583,554
0.00%, 2/18/27	56,935	55,563,878
0.00%, 3/18/27	47,500	46,214,957
0.00%, 5/13/27(3)	75,000	72,523,460
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27(4)	82,545	82,339,288
U.S. Treasury Inflation-Indexed Notes:(4)
0.125%, 7/15/26	33,029	33,085,771
0.125%, 4/15/27	188,662	184,992,003
0.375%, 1/15/27	137,824	136,022,285
U.S. Treasury Notes:
0.75%, 8/31/26	43,690	43,473,985
0.875%, 9/30/26	33,715	33,472,983
1.125%, 10/31/26	52,706	52,227,190
1.25%, 11/30/26	36,825	36,417,607
1.25%, 12/31/26	28,467	28,091,545
1.375%, 8/31/26	43,690	43,516,016
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.50%, 8/15/26	$80,190	$ 79,954,999
1.625%, 9/30/26	16,864	16,773,471
1.625%, 10/31/26	93,728	93,039,997
2.00%, 11/15/26	20,000	19,857,451
2.375%, 5/15/27	175,000	172,473,088
2.625%, 5/31/27	75,000	74,014,613
3.50%, 9/30/26	28,550	28,526,121
3.75%, 8/31/26	40,000	39,996,168
4.00%, 1/15/27	28,467	28,470,954
4.125%, 10/31/26	60,000	60,038,696
4.125%, 2/15/27	108,465	108,534,754
4.125%, 2/28/27	88,010	88,074,957
4.25%, 11/30/26	18,978	19,005,206
4.375%, 7/31/26	227,490	227,610,103
4.375%, 8/15/26	233,180	233,309,692
4.50%, 4/15/27	100,000	100,370,038
4.625%, 9/15/26	33,715	33,774,412
Total U.S. Treasury Obligations (identified cost $2,429,419,578)		$2,423,031,982
Total Short-Term Investments (identified cost $2,543,801,798)		$2,537,414,202
Total Investments — 90.4% (identified cost $2,587,697,531)		$2,638,833,543
Other Assets, Less Liabilities — 9.6%		$ 281,369,635
Net Assets — 100.0%		$2,920,203,178
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of June 30, 2026.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

1
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	670	Long	8/28/26	$ 48,930,100	$ (10,755,023)
Cocoa	1,020	Long	9/15/26	51,795,600	9,130,562
Coffee	1,128	Long	9/18/26	125,398,350	8,741,366
Copper	660	Long	9/28/26	103,191,000	1,470,305
Corn	4,921	Long	9/14/26	102,541,338	(14,596,046)
Cotton No. 2	1,326	Long	12/8/26	50,918,400	(5,424,790)
Feeder Cattle	155	Long	9/24/26	28,095,687	1,385,879
Gold	249	Long	12/29/26	102,052,650	(10,390,390)
Kansas Wheat	819	Long	9/14/26	25,603,987	(2,925,219)
Lean Hogs	1,623	Long	10/14/26	53,234,400	(2,348,475)
Live Cattle	1,174	Long	10/30/26	111,130,840	2,460,257
LME Copper	372	Long	7/13/26	124,302,684	7,877,521
LME Copper	362	Long	8/17/26	121,070,810	1,013,084
LME Copper	310	Long	9/14/26	103,698,488	(3,868,288)
LME Lead	1,176	Long	7/13/26	54,151,860	(3,128,186)
LME Lead	1,201	Long	8/17/26	55,787,651	(3,673,267)
LME Lead	1,057	Long	9/14/26	49,341,288	(4,244,134)
LME Nickel	1,128	Long	7/13/26	109,059,485	(7,001,335)
LME Nickel	1,031	Long	8/17/26	100,170,021	(20,185,286)
LME Nickel	943	Long	9/14/26	91,976,561	(14,457,400)
LME Primary Aluminum	2,639	Long	7/13/26	202,963,511	(25,472,669)
LME Primary Aluminum	2,658	Long	8/17/26	204,887,279	(31,164,776)
LME Primary Aluminum	2,555	Long	9/14/26	197,146,994	(35,204,563)
LME Tin	125	Long	7/13/26	32,029,375	2,773,015
LME Tin	119	Long	8/17/26	30,584,785	(239,095)
LME Tin	94	Long	9/14/26	24,217,220	(2,400,760)
LME Zinc	1,385	Long	7/13/26	123,833,889	9,435,540
LME Zinc	1,403	Long	8/17/26	125,672,322	6,759,116
LME Zinc	1,193	Long	9/14/26	106,428,126	(792,083)
Low Sulphur Gasoil	1,158	Long	9/10/26	102,222,450	(14,445,237)
Natural Gas	4,826	Long	12/29/26	211,909,660	(27,608,119)
NY Harbor ULSD	763	Long	8/31/26	101,268,565	(14,450,024)
Palladium	428	Long	9/28/26	51,826,520	(13,389,765)
Platinum	608	Long	10/28/26	47,600,320	(9,963,058)
RBOB Gasoline	1,755	Long	8/31/26	201,309,381	(15,506,466)
Robusta Coffee	1,593	Long	9/24/26	58,271,940	6,119,981
SGX IODEX Iron Ore	2,585	Long	8/31/26	25,586,330	(869,845)
Silver	695	Long	9/28/26	208,228,950	(49,148,080)
Soybean Meal	1,717	Long	12/14/26	52,042,270	(1,788,630)
Soybean Oil	2,492	Long	12/14/26	97,711,320	(7,941,775)
Soybeans	1,858	Long	11/13/26	106,254,375	(3,424,015)
Sugar No. 11	3,234	Long	9/30/26	53,679,226	(2,548,769)
Wheat	1,763	Long	9/14/26	51,942,388	(4,062,621)
2
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
White Sugar	1,228	Long	9/15/26	$ 28,686,080	$ 1,609,671
WTI Crude Oil	706	Long	8/20/26	48,904,620	(11,890,200)
LME Copper	(372)	Short	7/13/26	(124,302,684)	(1,401,555)
LME Copper	(362)	Short	8/17/26	(121,070,810)	4,094,814
LME Lead	(1,176)	Short	7/13/26	(54,151,860)	3,821,403
LME Lead	(1,201)	Short	8/17/26	(55,787,651)	4,718,069
LME Nickel	(1,128)	Short	7/13/26	(109,059,485)	21,305,036
LME Nickel	(1,031)	Short	8/17/26	(100,170,022)	15,924,069
LME Primary Aluminum	(2,639)	Short	7/13/26	(202,963,511)	32,462,288
LME Primary Aluminum	(2,658)	Short	8/17/26	(204,887,279)	39,925,443
LME Tin	(125)	Short	7/13/26	(32,029,375)	132,615
LME Tin	(119)	Short	8/17/26	(30,584,785)	2,837,869
LME Zinc	(1,385)	Short	7/13/26	(123,833,889)	(6,518,199)
LME Zinc	(1,403)	Short	8/17/26	(125,672,322)	(23,281)
					$(199,253,521)
Abbreviations:
IODEX	– Iron Ore Index
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
SGX	– Singapore Exchange
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
3
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $2,473,315,311)	$2,524,451,323
Affiliated investments, at value (identified cost $114,382,220)	114,382,220
Deposits for derivatives collateral — futures contracts	256,566,500
Interest receivable	17,307,883
Dividends receivable from affiliated investments	544,903
Receivable for Fund shares sold	3,153,566
Receivable for variation margin on open futures contracts	12,963,767
Trustees' deferred compensation plan	34,543
Total assets	$2,929,404,705
Liabilities
Payable for Fund shares redeemed	$7,733,580
Payable to affiliates:
Investment adviser and administration fee	1,267,826
Distribution and service fees	29,510
Sub-transfer agency fee	11,009
Trustees' deferred compensation plan	34,543
Accrued expenses	125,059
Total liabilities	$9,201,527
Net Assets	$2,920,203,178
Sources of Net Assets
Paid-in capital	$3,269,988,619
Accumulated loss	(349,785,441)
Net Assets	$2,920,203,178
Class A Shares
Net Assets	$138,230,924
Shares Outstanding	18,658,216
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.41
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$7.66
Class I Shares
Net Assets	$2,781,972,254
Shares Outstanding	370,448,912
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.51
On sales of $100,000 or more, the offering price of Class A shares is reduced.
4
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income from affiliated investments	$6,711,429
Interest income	49,398,112
Total investment income	$56,109,541
Expenses
Investment adviser and administration fee	$7,714,204
Distribution and service fees:
Class A	180,244
Trustees’ fees and expenses	27,125
Custodian fee	319,304
Transfer and dividend disbursing agent fees	1,077,995
Legal and accounting services	165,299
Printing and postage	126,851
Registration fees	94,439
Miscellaneous	502,131
Total expenses	$10,207,592
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$271,358
Total expense reductions	$271,358
Net expenses	$9,936,234
Net investment income	$46,173,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,017,943
Futures contracts	567,067,286
Net realized gain	$568,085,229
Change in unrealized appreciation (depreciation):
Investments	$(16,502,658)
Futures contracts	(259,300,439)
Net change in unrealized appreciation (depreciation)	$(275,803,097)
Net realized and unrealized gain	$292,282,132
Net increase in net assets from operations	$338,455,439
5
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$46,173,307	$64,492,952
Net realized gain	568,085,229	215,706,345
Net change in unrealized appreciation (depreciation)	(275,803,097)	117,282,541
Net increase in net assets from operations	$338,455,439	$397,481,838
Distributions to shareholders:
Class A	$—	$(15,204,405)
Class I	—	(274,304,019)
Total distributions to shareholders	$—	$(289,508,424)
Transactions in shares of beneficial interest:
Class A	$(7,808,254)	$5,838,522
Class I	218,819,545	826,691,071
Net increase in net assets from Fund share transactions	$211,011,291	$832,529,593
Net increase in net assets	$549,466,730	$940,503,007
Net Assets
At beginning of period	$2,370,736,448	$1,430,233,441
At end of period	$2,920,203,178	$2,370,736,448
6
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.55	$6.09	$5.86	$6.37	$6.26	$5.51
Income (Loss) From Operations
Net investment income (loss)(1)	$0.11	$0.21	$0.24	$0.21	$0.06	$(0.05)
Net realized and unrealized gain (loss)	0.75	1.12	0.32	(0.52)	0.99	1.66
Total income (loss) from operations	$0.86	$1.33	$0.56	$(0.31)	$1.05	$1.61
Less Distributions
From net investment income	$—	$(0.87)	$(0.33)	$(0.20)	$(0.94)	$(0.86)
Total distributions	$—	$(0.87)	$(0.33)	$(0.20)	$(0.94)	$(0.86)
Net asset value — End of period	$7.41	$6.55	$6.09	$5.86	$6.37	$6.26
Total Return(2)	13.13%(3)	22.09%	9.69%	(4.86)%	17.05%	29.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$138,231	$128,311	$113,709	$104,222	$143,687	$92,413
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.94%(5)	0.93%	0.93%	0.92%	0.90%	0.91%
Net expenses	0.92%(5)(6)	0.91%(6)	0.91%(6)	0.92%(6)	0.90%(6)	0.91%
Net investment income (loss)	2.91%(5)	3.13%	3.88%	3.38%	0.81%	(0.71)%
Portfolio Turnover	0%	17%	0%	0%	20%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$6.63	$6.16	$5.92	$6.44	$6.31	$5.55
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.23	$0.26	$0.23	$0.08	$(0.03)
Net realized and unrealized gain (loss)	0.76	1.12	0.33	(0.53)	1.01	1.66
Total income (loss) from operations	$0.88	$1.35	$0.59	$(0.30)	$1.09	$1.63
Less Distributions
From net investment income	$—	$(0.88)	$(0.35)	$(0.22)	$(0.96)	$(0.87)
Total distributions	$—	$(0.88)	$(0.35)	$(0.22)	$(0.96)	$(0.87)
Net asset value — End of period	$7.51	$6.63	$6.16	$5.92	$6.44	$6.31
Total Return(2)	13.27%(3)	22.29%	10.03%	(4.69)%	17.56%	29.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,781,972	$2,242,425	$1,316,525	$1,097,534	$1,625,468	$1,360,085
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.69%(5)	0.68%	0.68%	0.67%	0.65%	0.66%
Net expenses	0.67%(5)(6)	0.66%(6)	0.66%(6)	0.67%(6)	0.65%(6)	0.66%
Net investment income (loss)	3.19%(5)	3.35%	4.12%	3.63%	1.02%	(0.46)%
Portfolio Turnover	0%	17%	0%	0%	20%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2026 were $515,794,343 or 17.7% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
9

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $37,414,108 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $37,414,108 are short-term.
10

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund's investment in the Subsidiary, at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,688,876,045
Gross unrealized appreciation	$228,367,944
Gross unrealized depreciation	(8,889,213)
Net unrealized appreciation	$219,478,731
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The investment adviser and adminstration fee is computed at an annual rate as a percentage of the Fund’s consolidated average daily net assets as follows and is payable monthly:
Consolidated Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended June 30, 2026, the investment adviser and administration fee amounted to $7,714,204 or 0.53% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser and administration fee paid was reduced by $271,358 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2026, EVM earned $24,166 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,536 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2026. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $180,244 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
11

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2026, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
There were no purchases of investments, other than short-term obligations, for the six months ended June 30, 2026. Sales of investments, other than short-term obligations, aggregated $1,578,398 for the six months ended June 30, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	3,593,571	$ 26,958,356	5,158,023	$ 34,144,222
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	2,344,996	15,031,426
Redemptions	(4,530,439)	(34,766,610)	(6,564,965)	(43,337,126)
Net increase (decrease)	(936,868)	$ (7,808,254)	938,054	$ 5,838,522
Class I
Sales	143,624,206	$1,091,320,627	158,575,866	$1,059,541,579
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	41,023,726	266,243,980
Redemptions	(111,453,921)	(872,501,082)	(75,082,631)	(499,094,488)
Net increase	32,170,285	$ 218,819,545	124,516,961	$ 826,691,071
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2026 is included in the Consolidated Portfolio of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
12

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2026 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$183,997,903(1)	$(383,251,424)(1)
(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$567,067,286(1)	$(259,300,439)(2)
(1)	Consolidated Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2026, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$3,892,573,000	$1,187,517,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
13

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $114,382,220, which represents 3.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$352,716,844	$3,107,355,022	$(3,345,689,646)	$ —	$ —	$114,382,220	$6,711,429	114,382,220
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 101,419,341	$ —	$ —	$ 101,419,341
Short-Term Investments:
Affiliated Fund	114,382,220	—	—	114,382,220
U.S. Treasury Obligations	—	2,423,031,982	—	2,423,031,982
Total Investments	$215,801,561	$2,423,031,982	$—	$2,638,833,543
Futures Contracts	$ 183,997,903	$ —	$ —	$ 183,997,903
Total	$399,799,464	$2,423,031,982	$—	$2,822,831,446
Liability Description
Futures Contracts	$(383,251,424)	$ —	$ —	$ (383,251,424)
Total	$(383,251,424)	$ —	$ —	$ (383,251,424)
14

Parametric
Commodity Strategy Fund
June 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Commodities
The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
15

Parametric
Commodity Strategy Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
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Parametric
Commodity Strategy Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Commodity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio
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Parametric
Commodity Strategy Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
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Parametric
Commodity Strategy Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser and/or the Sub-adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
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EAPCX-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026